Quarterly Results of Operations (Unaudited) (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Results of Operations (Unaudited) [Abstract]
Interest and dividend revenue	$ 3,661,056	$ 3,759,869	$ 3,866,624	$ 3,819,293	$ 3,885,299	$ 4,015,613	$ 4,242,632	$ 4,187,085	$ 4,154,519	$ 4,332,718	$ 4,464,726	$ 4,367,843	$ 15,106,842	$ 16,330,629	$ 17,319,806
Interest expense	157,223	191,997	242,893	276,656	294,725	330,853	368,690	408,875	455,990	484,741	493,669	508,706	868,769	1,403,143	1,943,106
Net interest income	3,503,833	3,567,872	3,623,731	3,542,637	3,590,574	3,684,760	3,873,942	3,778,210	3,698,529	3,847,977	3,971,057	3,859,137	14,238,073	14,927,486	15,376,700
Provision for loan losses	102,000	206,200	105,000	192,500	122,900	55,500	803,500	145,400	358,500	52,500	180,000	421,000	605,700	1,127,300	1,012,000
Net income	912,135	1,124,243	1,264,041	1,056,681	1,130,629	1,321,612	915,062	1,251,208	958,654	1,449,360	1,523,386	1,265,379	4,357,100	4,618,511	5,196,779
Comprehensive income	$ 919,899	$ 1,111,960	$ 1,315,068	$ 1,023,547	$ 887,496	$ 1,348,019	$ 1,115,439	$ 1,034,018	$ 601,038	$ 1,586,452	$ 1,172,570	$ 1,287,661	$ 4,370,474	$ 4,384,972	$ 4,647,721
Earnings per share (in dollars per share)	$ 0.31	$ 0.38	$ 0.42	$ 0.35	$ 0.38	$ 0.44	$ 0.30	$ 0.42	$ 0.32	$ 0.48	$ 0.51	$ 0.42	$ 1.46	$ 1.54	$ 1.73